Stockholders’ Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
Schedule of stock-based compensation expense

Stock-based compensation expense recognized for all equity awards under the 2020 Plan for the three and six months ended June 30, 2026 and 2025 has been reported in the condensed consolidated statements of operations and comprehensive income (loss) as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Research and development	$135	$567	$457	$1,342
General and administrative	484	810	1,118	1,680
Total	$619	$1,377	$1,575	$3,022

Stock-based compensation expense recognized for all equity awards under the 2020 Plan has been reported in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Years ended December 31,
	2025	2024
Research and development	$2,199	$4,238
General and administrative	3,235	4,683
Total	$5,434	$8,921

Summary of restricted stock units

The following table summarizes RSU activity under the 2020 Plan for the six months ended June 30, 2026:

	Number of Shares	Weighted - Average Grant Date Fair Value
Outstanding at December 31, 2025	49,254	$58.95
Granted	30,120	$8.57
Vested	(12,939)	$43.97
Forfeited	(9,031)	$54.02
Outstanding at June 30, 2026	57,404	$36.67

The following table summarizes RSU activity under the 2020 Plan for the year ended December 31, 2025:

	Number of Shares	Weighted - Average Grant Date Fair Value
Outstanding at December 31, 2024	31,060	$124.00
Granted	37,260	$16.00
Vested	(14,565)	$119.00
Forfeited	(5,077)	$54.50
Outstanding at December 31, 2025	48,678	$50.00

Summary of stock option activity

The following table summarizes stock option activity under the 2020 Plan for the six months ended June 30, 2026:

	Number of Options	Weighted - Average Exercise Price Per Share	Weighted - Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Balance at December 31, 2025	117,703	$393.71	6.43	$—
Forfeited	(3,417)	$198.71
Expired	(227)	$785.66
Balance at June 30, 2026	114,059	$388.45	5.07	$—
Vested and expected to vest at June 30, 2026	114,059	$388.45	5.07	$—
Exercisable at June 30, 2026	105,840	$404.00	4.94	$—

The following table summarizes stock option activity under the 2020 Plan for the year ended December 31, 2025:

	Number of Options	Weighted - Average Exercise Price Per Share	Weighted - Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Balance at December 31, 2024	121,920	$382.50	7.59	$—
Granted	180	$34.00
Exercised	—	$—
Forfeited	(3,011)	$277.00
Expired	(1,507)	$424.00
Balance at December 31, 2025	117,582	$384.00	6.43	$—
Vested and expected to vest at December 31, 2025	117,582	$384.00	6.43	$—
Exercisable at December 31, 2025	97,973	$421.00	6.29	$—

Schedule of common stock reserved for future issuance

Common stock reserved for future issuance are as follows in common equivalent shares:

	June 30, 2026	December 31, 2025
Warrants for the purchase of common stock	193,581	193,581
Common stock options and restricted stock units issued and outstanding	171,463	166,257
Awards available for future issuance under the 2020 Plan	39,200	26,013
Awards available for future issuance under the ESPP	59,278	43,786
Shares available for future conversions of PPAs	—	136,923
Total common stock reserved for future issuance	463,522	566,560

Common stock reserved for future issuance are as follows in common equivalent shares:

	December 31,
	2025	2024
Warrants for the purchase of common stock	193,581	193,581
Common stock options and restricted stock units issued and outstanding	166,257	152,980
Awards available for future issuance under the 2020 Plan	26,013	23,086
Awards available for future issuance under the ESPP	43,786	33,837
Shares available for future conversions of PPAs	136,923	—
Total common stock reserved for future issuance	566,560	403,484

Schedule of assumptions used in Black-Scholes Model

The assumptions used in the Black-Scholes option pricing model to determine the fair value of stock option grants were as follows:

	Years ended December 31,
	2025	2024
Expected volatility	95.3%	88.7%
Risk-free interest rate	3.65%	4.25%
Expected dividend yield	0.0%	0.0%
Expected term	5.29 years	5.95 years